LICENSES (Tables)	12 Months Ended
Jun. 30, 2022
LICENSE
Schedule of amortization expense in relation to license
$
Cost
As at June 30, 2020	542,912
Acquisition of a subsidiary (Note 11)	167,999
As at June 30, 2021	710,911
Additions (disposals)	-
As at June 30, 2022	710,911

Accumulated amortization
As at June 30, 2020	-
Amortization	(141,249)
As at June 30, 2021	(141,249)
Amortization	(164,582)
As at June 30, 2022	(305,831)

Net book value ($)
As at June 30, 2021	569,662
As at June 30, 2022	405,080